AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH WITH INCOME PORTFOLIO
BOND PORTFOLIO
MANAGED TOTAL RETURN PORTFOLIO
INTERNATIONAL PORTFOLIO

(PORTFOLIOS OF FUNDMANAGER PORTFOLIOS)

SUPPLEMENT TO THE FINANCIAL ADVISER CLASS PROSPECTUS DATED JANUARY 31, 1998

Please be advised that this supplement adds five years (1988-1992) of financial information to the five years (1993-1997) already contained in each Portfolio's table of financial highlights in your current prospectus on pages 4-6. (No financial information exists for International Portfolio since it hasn't begun operations prior to January 31, 1998.) Although the Securities and Exchange Commission rules allow a five year summary of financial highlights in an annual report, the rules require ten years of financial highlights in a prospectus. In addition, in the Managed Total Return Portfolio's table of financial highlights, for the year ended September 30, 1997, please replace the ratios of expenses to average net assets and expense waivers to average net assets with 2.16% and 0.03%, respectively.

                                                           February 9, 1998

AGGRESSIVE GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                 YEAR ENDED SEPTEMBER 30,
                                                1992       1991       1990         1989        1988
 NET ASSET VALUE, BEGINNING OF PERIOD          $14.73     $11.84      $14.67        $12.01      $16.62
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)        (0.04)      0.06        0.08          0.03        0.03
  Net realized and unrealized gain (loss)        0.99       3.81       (2.23)         3.03       (2.46)
  on investments
 Total from investment operations                0.95       3.87       (2.15)         3.06       (2.43)
 LESS DISTRIBUTIONS
  Distributions from net investment income         --      (0.03)      (0.07)          --        (0.06)
  Distributions in excess of net investment        --        --          --            --        (0.13)
  income
  Distributions from net realized gain on       (0.97)     (0.95)      (0.61)        (0.40)      (1.99)
  investments+
 Total distributions                            (0.97)     (0.98)      (0.68)        (0.40)      (2.18)
 NET ASSET VALUE, END OF PERIOD                $14.71     $14.73      $11.84        $14.67      $12.01
 Total return(c)                                6.30%      34.90%     (15.20%)       26.30%     (12.70%)
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)        $29,096    $22,644     $16,820       $20,929     $26,364
  Ratio of expenses to average net assets        1.61%     1.86%        1.96%         1.83%       1.94%
  Ratio of net investment income to average     (0.17%)     0.36%       0.49%         0.43%       0.23%
  net assets
  Ratio of waiver to average net assets(d)         --       0.09%       0.14%         0.09%        --
  Portfolio turnover                               24%        45%         31%           15%         26%
 +Paid from realized net short-term gain        $0.030    $0.360      $0.146        $0.140      $0.180

GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                YEAR ENDED SEPTEMBER 30,
                                             1992       1991       1990         1989        1988
 NET ASSET VALUE, BEGINNING OF PERIOD         $13.96       $11.68       $15.32       $12.73      $15.71
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)        0.07         0.14         0.24         0.26        0.23
  Net realized and unrealized gain (loss)       1.23         3.01        (2.23)        2.66       (1.63)
  on investments
 Total from investment operations               1.30         3.15        (1.99)        2.92       (1.40)
 LESS DISTRIBUTIONS
  Distributions from net investment            (0.09)       (0.37)       (0.19)       (0.19)      (0.36)
  income
  Distributions from net realized gain on      (0.77)       (0.50)       (1.46)       (0.14)      (1.22)
  investments+
 Total distributions                           (0.86)       (0.87)       (1.65)       (0.33)      (1.58)
 NET ASSET VALUE, END OF PERIOD               $14.40       $13.96       $11.68       $15.32      $12.73
 Total return(c)                                9.40%       28.50%     (14.30%)       23.30%      (7.40%)
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)       $21,420      $26,336     $21,232       $26,160     $40,466
  Ratio of expenses to average net assets       1.60%        1.90%       1.92%         1.78%       1.80%
  Ratio of net investment income to             0.59%        1.21%       1.64%         1.87%       1.89%
  average net assets
  Ratio of waiver to average net                  --         0.02%       0.08%         0.06%         --
  assets(d)
  Portfolio turnover                              44%          54%         70%           23%         51%
 +Paid from realized net short-term gain      $0.030       $0.060      $0.015        $0.140      $0.150

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GROWTH WITH INCOME PORTFOLIO -- FINANCIAL ADVISER CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                              YEAR ENDED SEPTEMBER 30,
                                               1992       1991        1990        1989         1988
 NET ASSET VALUE, BEGINNING OF PERIOD         $14.39      $12.30      $14.96       $12.47       $14.52
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.31        0.49        0.46         0.47         0.43
  Net realized and unrealized gain (loss)       1.07        2.59       (2.61)        2.32        (1.14)
  on investments
 Total from investment operations               1.38        3.08       (2.15)        2.79        (0.71)
 LESS DISTRIBUTIONS
  Distributions from net investment            (0.29)      (0.68)      (0.51)       (0.30)       (0.61)
  income
  Distributions from net realized gain on      (0.37)      (0.31)         --           --        (0.61)
  investments+
  Distributions in excess of realized            --           --         --           --         (0.12)
  capital gains
 Total distributions                           (0.66)      (0.99)      (0.51)       (0.30)       (1.34)
 NET ASSET VALUE, END OF PERIOD               $15.11      $14.39      $12.30       $14.96       $12.47
 Total return(c)                                9.80%      26.20%     (14.80%)      22.70%       (3.40%)
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)       $36,603     $35,018     $30,063      $38,852      $53,558
  Ratio of expenses to average net assets       1.50%       1.85%       1.87%        1.65%        1.67%
  Ratio of net investment income to             2.10%       3.67%       3.31%        3.43%        3.55%
  average net assets
  Ratio of waiver to average net                 --         0.02%       0.03%        0.08%         --
  assets(d)
  Portfolio turnover                              26%         48%         37%          15%          29%
  +Paid from realized net short-term gain      $ --       $0.046       $ --         $ --        $0.140

BOND PORTFOLIO -- FINANCIAL ADVISER CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                              YEAR ENDED SEPTEMBER 30,
                                              1992        1991        1990         1989        1988
 NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.75      $ 9.17      $ 9.60       $ 9.77       $ 9.90
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.64        0.70        0.67         0.77         0.83
  Net realized and unrealized gain (loss)      0.49        0.59       (0.43)       (0.13)       (0.07)
  on investments
 Total from investment operations              1.13        1.29        0.24         0.64         0.76
 LESS DISTRIBUTIONS
  Distributions from net investment           (0.60)      (0.71)      (0.67)       (0.78)       (0.89)
  income
  Distributions from net realized gain on        --          --          --           --          --
  investments+
  Distributions in excess of realized            --          --          --        (0.03)         --
  capital gains
 Total distributions                          (0.60)      (0.71)      (0.67)       (0.81)       (0.89)
 NET ASSET VALUE, END OF PERIOD              $10.28      $ 9.75      $ 9.17       $ 9.60       $ 9.77
 Total return(c)                              12.10%      14.70%       2.50%        6.90%        8.00%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)      $70,066     $57,632     $40,855      $52,094      $50,631
  Ratio of expenses to average net assets      1.28%       1.57%       1.75%        1.58%        1.81%
  Ratio of net investment income to            6.42%       7.00%       7.22%        7.89%        8.51%
  average net assets
  Ratio of waiver to average net                 --        0.07%       0.03%        0.04%         --
  assets(d)
  Portfolio turnover                             21%         46%         48%         109%          52%
  +Paid from realized net short-term gain      $ --        $ --        $ --         $ --         $ --

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

MANAGED TOTAL RETURN PORTFOLIO -- FINANCIAL ADVISER CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                                       AUGUST 4, 1988
                                                                                        (COMMENCEMENT
                                                                                       OF OPERATIONS)
                                                                                           THROUGH
                                                         YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30,
                                           1992      1991       1990        1989            1988
 NET ASSET VALUE, BEGINNING OF PERIOD       $11.07     $ 9.60     $11.45       $10.14         $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                       0.34       0.44       0.51         0.54           0.04
  Net realized and unrealized gain            0.57       1.42      (0.94)        0.96           0.10
  (loss) on investments
 Total from investment operations             0.91       1.86      (0.43)        1.50           0.14
 LESS DISTRIBUTIONS
  Distributions from net investment          (0.41)     (0.39)     (0.63)       (0.16)           --
  income
  Distributions from net realized gain       (0.09)        --      (0.79)       (0.03)           --
  on investments+
 Total distributions                         (0.50)     (0.39)     (1.42)       (0.19)           --
 NET ASSET VALUE, END OF PERIOD             $11.48     $11.07     $ 9.60       $11.45         $10.14
 Total return(c)                              8.40%     20.10%    (4.40%)       15.10%          1.40%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)     $20,894    $14,678    $17,041      $17,031        $10,275
  Ratio of expenses to average net            1.90%      2.00%      1.93%        1.62%          2.90%(e)
  assets
  Ratio of net investment income to           3.09%      4.41%      4.89%        5.24%          2.49%(e)
  average net assets
  Ratio of waiver to average net              0.11%      0.26%      0.14%        0.16%             --
  assets(d)
  Portfolio turnover                            37%        15%        47%          71%             0%
 +Paid from realized net short-term gain    $0.015      $ --      $0.313       $0.014           $ --

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Annualized.

[Graphic]
Federated Investors

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edgewood Services, Inc. is a distributor of the Funds and is a subsidiary of Federated Investors.

Cusip 360850101 Cusip 360850200 Cusip 360850309 Cusip 360850408 Cusip 360850507
Cusip 360850879 G01921-23 (2/98)






AGGRESSIVE GROWTH PORTFOLIO
GROWTH PORTFOLIO
GROWTH WITH INCOME PORTFOLIO
BOND PORTFOLIO
INTERNATIONAL PORTFOLIO

(PORTFOLIOS OF FUNDMANAGER PORTFOLIOS)

SUPPLEMENT TO THE NO-LOAD CLASS PROSPECTUS DATED JANUARY 31, 1998

Please be advised that this supplement corrects certain errors on pages 3 and 4 of the "Financial Highlights" section of the prospectus that occurred during the production of the prospectus.

                                                           February 9, 1998

FINANCIAL HIGHLIGHTS

The Portfolios' financial data through September 30, 1997, shown below is to assist investors in evaluating the performance of each Portfolio. Prior to May 8, 1995, the Portfolios were a diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end, management investment company. The information for the years ended September 30, 1997 and 1996, in the following tables have been audited by Ernst & Young LLP, the Portfolios' Independent Auditors. The report of Ernst & Young LLP, dated November 25, 1997, on the Portfolios' financial statements for the year ended September 30, 1997, and on the following tables for the periods presented, is included in the Annual Report, which is incorporated by reference. These tables should be read in conjunction with the Portfolios' financial statements and notes thereto, which are contained in the Annual Report. Further information about the Portfolios' performance also is contained in the Portfolios' Annual Report, dated September 30, 1997, which can be obtained free of charge.

Freedom Capital Management is the Trust's investment adviser. From September 1, 1993 to February 21, 1995, the M.D. Hirsch Division of Republic Asset Management Corporation ("Republic Asset Management"), an affiliate of Republic National Bank of New York ("Republic"), served as investment adviser to the Predecessor Funds. Prior to September 1, 1993, M.D. Hirsch Investment Management, Inc. ("Hirsch"), also an affiliate of Republic, served as the investment adviser to the Predecessor Funds. Prior to February 1, 1991, Republic was the investment adviser to the Predecessor Funds.

AGGRESSIVE GROWTH PORTFOLIO -- NO-LOAD CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                     YEAR ENDED
                                                                    SEPTEMBER 30,
                                                                 1997           1996
 NET ASSET VALUE, BEGINNING OF PERIOD                            $16.91          $18.31
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                          (0.04)(a)        0.04(a)
  Net realized and unrealized gain on investments                  3.76            1.83
 Total from investment operations                                  3.72            1.87
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.15)          (0.38)
  Distributions from net realized gain on investments+            (1.92)          (2.89)
 Total distributions                                              (2.07)          (3.27)
 NET ASSET VALUE, END OF PERIOD                                  $18.56          $16.91
 Total return(b)                                                 24.76%          12.77%
 Ratios/Supplemental data
  Net assets, end of period (in 000's)                          $1,921          $1,432
  Ratio of expenses to average net assets                         1.09%           1.15%
  Ratio of net investment income to average net assets           (0.25%)          0.24%
  Ratio of waiver to average net assets(c)                        0.03%           0.06%
  Portfolio turnover                                                51%            158%
 +Paid from realized net short-term gain                         $0.28           $0.27

GROWTH PORTFOLIO -- NO-LOAD CLASS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                                      YEAR ENDED
                                                                     SEPTEMBER 30,
                                                                  1997           1996
 NET ASSET VALUE, BEGINNING OF PERIOD                           $ 15.04          $16.14
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                           0.11(a)        (0.06)
  Net realized and unrealized gain on investments                  4.93            2.02
 Total from investment operations                                  5.04            1.96
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.41)          (0.29)
  Distributions from net realized gain on investments+            (1.83)          (2.77)
 Total distributions                                              (2.24)          (3.06)
 NET ASSET VALUE, END OF PERIOD                                 $ 17.84          $15.04
 Total return(b)                                                  37.59%          14.21%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                           $1,264            $877
  Ratio of expenses to average net assets                          1.15%           1.30%
  Ratio of net investment income to average net assets             0.69%          (0.39%)
  Ratio of waiver to average net assets(c)                         0.05%           0.06%
  Portfolio turnover                                                 95%             98%
 +Paid from realized net short-term gain                          $0.12              --

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

[Graphic]
Federated Investors

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edgewood Services, Inc. is a distributor of the Funds and is a subsidiary of Federated Investors.

Cusip 360850808 Cusip 360850705 Cusip 360850804 Cusip 360850887 Cusip 360850861
G01921-22 (2/98)